Fair Value Measurements - Fair Value Assumptions and Methodology for Assets and Liabilities (Details) - Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free interest rate	3.58	3.84
Expected volatility	109	102
Expected term in years	4 years 4 months 24 days	4 years 7 months 6 days